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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 (No. 002-34393)	☑

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 221	☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 (No. 811-01879)	☑

Amendment No. 204	☑
(Check appropriate box or boxes.)
JANUS INVESTMENT FUND
(Exact Name of Registrant as Specified in Charter)
  151 Detroit Street, Denver, Colorado 80206-4805
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code: 303-333-3863
Stephanie Grauerholz – 151 Detroit Street, Denver, Colorado 80206-4805
(Name and Address of Agent for Service)
Approximate Date of Proposed Public Offering:
It is proposed that this filing will become effective (check appropriate box):

☑	immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Denver, and State of Colorado, on the 2nd day of March, 2015.

JANUS INVESTMENT FUND

By:	/s/ Bruce L. Koepfgen

Bruce L. Koepfgen, President and
Chief Executive Officer
     Janus Investment Fund is organized under an Amended and Restated Agreement and Declaration of Trust dated March 18, 2003 (“Declaration of Trust”), a copy of which is on file with the Secretary of State of The Commonwealth of Massachusetts. The obligations of the Registrant hereunder are not binding upon any of the Trustees, shareholders, nominees, officers, agents or employees of the Registrant personally, but bind only the trust property of the Registrant, as provided in the Declaration of Trust of the Registrant. The execution of this Amendment to the Registration Statement has been authorized by the Trustees of the Registrant and this Amendment to the Registration Statement has been signed by an authorized officer of the Registrant, acting as such, and neither such authorization by such Trustees nor such execution by such officer shall be deemed to have been made by any of them personally, but shall bind only the trust property of the Registrant as provided in its Declaration of Trust.
     Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Bruce L. Koepfgen	President and Chief Executive Officer	March 2, 2015

Bruce L. Koepfgen	(Principal Executive Officer)

/s/ Jesper Nergaard	Vice President, Chief Financial	March 2, 2015

Jesper Nergaard	Officer, Treasurer and Principal
Accounting Officer (Principal
Financial Officer and Principal
Accounting Officer)

Signature	Title	Date

William F. McCalpin*	Chairman and Trustee	March 2, 2015

William F. McCalpin

Alan A. Brown*	Trustee	March 2, 2015

Alan A. Brown

William D. Cvengros*	Trustee	March 2, 2015

William D. Cvengros

James T. Rothe*	Trustee	March 2, 2015

James T. Rothe

William D. Stewart*	Trustee	March 2, 2015

William D. Stewart

Linda S. Wolf*	Trustee	March 2, 2015

Linda S. Wolf

/s/ Stephanie Grauerholz

*By:	Stephanie Grauerholz Attorney-in-Fact
Pursuant to Powers of Attorney, dated February 6, 2015, incorporated by reference to Exhibit (q)(1) to Post-Effective Amendment No. 218, filed on February 6, 2015

INDEX OF EXHIBITS

Exhibit Number	Exhibit Title

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase